Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity for options granted under and outside of the Plan for 2013 and 2012:

				Weighted-
				Average
		Weighted-		Remaining
		Average	Weighted-	Contractual
	Number of	Exercise	Average	Term
	Stock Options	Price	Fair Value	(Years)

Balance at December 31, 2011	1,436	$1.74	$1.05	7.7

Granted	221	0.94	0.60
Exercised	(40)	0.61	0.50
Cancelled	(479)	2.77	1.00

Balance at December 31, 2012	1,138	1.19	1.01	6.9

Granted	723	1.06	0.86
Exercised	-	-	-
Cancelled	(371)	0.72	1.05

Balance at December 31, 2013	1,490	$1.24	$0.92	8.1

Exercisable at December 31, 2012	685	$1.17	$1.15	5.5
Exercisable at December 31, 2013	612	$1.40	$1.02	6.7
Vested during 2013	275	$1.10	$0.78
Nonvested at December 31, 2013	878	$1.13	$0.85	9.1